Long-term debt and finance leases - Contract Amounts (Details) R in Millions, $ in Millions	1 Months Ended
	Aug. 31, 2019 ZAR (R)	Jun. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)
Long-term debt
Utilised facilities				R 137,023
Available facilities				22,979
Available cash				13,339
Total funds available for use				36,318
Interest accrued on borrowings				1,025
Unamortised loan costs				588	R 777
Total debt including accrued interest and unamortised loan cost				138,636
Long-term debt, non-current portion				134,795	96,691
Short-term debt				3,783	14,709
Short-term debt				1,239
Short-term portion of long-term debt				2,544	12,763
Bank overdraft				58	R 89
Group treasury facilities | Commercial paper
Long-term debt
Contract amount				8,000
Available facilities				8,000
Proceeds from borrowings	R 2,176
Group treasury facilities | Commercial paper | Jibar | Rand
Long-term debt
Adjustment to interest rate basis	1.30%
Group treasury facilities | Commercial banking facilities
Long-term debt
Contract amount				10,300
Utilised facilities				953
Available facilities				9,347
Group treasury facilities | Revolving credit facility, November 2023
Long-term debt
Contract amount		$ 3,900		54,915
Utilised facilities				49,283
Available facilities				5,632
Group treasury facilities | Revolving credit facility, June 2024
Long-term debt
Contract amount		150		2,112
Utilised facilities				2,112
Unsecured debt | Revolving credit facility, June 2024 | Sasol Financing USA LLC
Long-term debt
Proceeds from borrowings | $		150
Unsecured debt | US Dollar Bond | Sasol Financing USA LLC
Long-term debt
Proceeds from borrowings | $			$ 2,240
Unsecured debt | US Bonds Due November 2022
Long-term debt
Contract amount		1,000		14,081
Utilised facilities				14,081
Unsecured debt | US Dollar Bond March 2024
Long-term debt
Contract amount		1,500		21,121
Utilised facilities				21,121
Unsecured debt | US Dollar Bond March 2024 | Sasol Financing USA LLC
Long-term debt
Proceeds from borrowings | $			1,500
Unsecured debt | US Dollar Bond September 2028
Long-term debt
Contract amount		750		10,561
Utilised facilities				10,561
Unsecured debt | US Dollar Bond September 2028 | Sasol Financing USA LLC
Long-term debt
Proceeds from borrowings | $			$ 750
Unsecured debt | US Dollar Term Loan June 2024
Long-term debt
Contract amount		1,650		23,233
Utilised facilities				23,233
Unsecured debt | US Dollar Term Loan June 2024 | Sasol Financing USA LLC
Long-term debt
Proceeds from borrowings | $		1,650
Specific project asset finance | Republic of Mozambique Loan due June 2022
Long-term debt
Contract amount				2,511
Utilised facilities				2,511
Specific project asset finance | Republic of Mozambique Loan due December 2019
Long-term debt
Contract amount				71
Utilised facilities				71
Specific project asset finance | Clean Fuels II project financing
Long-term debt
Contract amount				1,948
Utilised facilities				1,948
Other debt arrangements
Long-term debt
Utilised facilities				R 11,149
Secured Debt | Repayable in bi-annual instalments ending December 2021 | Sasol Financing USA LLC
Long-term debt
Repayments of borrowings | $		$ 4,000